Note 15 - Goodwill	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
15.	GOODWILL

Changes in goodwill for the years ended December 31, 2012, 2013 and 2014 were as follows:

	Precious Metals trading	Investment advisory services	Institutional subscription services	Total
Balance as of January 1, 2012	$-	$-	$-	$-
Acquisition of CFO East Win (Note 3)	-	3,033,068	-	3,033,068
Exchange difference	-	16,213	-	16,213
Balance as of December 31, 2012	$-	$3,049,281	$-	$3,049,281

Acquisition of CFO Tahoe (Note 3)	7,056,338	-	-	7,056,338
Acquisition of Champion Connection's business (Note3)	-	4,867,660	1,676,490	6,544,150
Acquisition of CFO Netinfo (Note 3)	-	168,887	-	168,887
Exchange difference	59,141	96,640	-	155,781
Balance as of December 31, 2013	$7,115,479	$8,182,468	$1,676,490	$16,974,437

Impairment of CFO East Win	-	(3,112,365)	-	(3,112,365)
Impairment of Champion Connection's business	-	(4,867,660)	-	(4,867,660)
Disposal of Champion Connection's business (Note 4)	-	-	(1,676,490)	(1,676,490)
Impairment of CFO Netinfo	-	(169,500)	-	(169,501)
Exchange difference	(25,699)	(32,943)	-	(58,641)
Balance as of December 31, 2014	$7,089,780	$-	$-	$7,089,780

During the third quarter of 2013, the Group made a series of business acquisition and restructures. The Company has re-categorized its reporting units to better reflect the evolving nature of its businesses and reallocated its goodwill. The goodwill related to acquisition of CFO Tahoe was allocated to precious metals trading reporting unit; the goodwill related to the acquisition of CFO East Win, CFO Netinfo and Champion Connection's investment advisory business were allocated to investment advisory services reporting unit and the goodwill related to the acquisition of Champion Connection's institutional subscription business were allocated to the institutional reporting unit.

In the second quarter of 2014, due to the new business redirection to develop our online brokerage services "Securities Master", the Group was expected to suffer reduced cash flow in its investment advisory reporting unit. With the assistance of a third party appraiser, the Group recognized an impairment loss of $8,149,525 related to the investment advisory services reporting unit. On June 1, 2014, the Group disposed all of goodwill related to the institutional reporting unit of $1,676,490 as a result of the business restructure (Note 4). The Group also performed a goodwill impairment test related to precious metals trading business as of December 31, 2014 and no impairment loss was recorded.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting units. Accordingly, it adopted a discounted cash flow ("DCF") method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

Based on the impairment tests performed, the Group recognized impairment losses of nil, nil and $8,149,525 for the years ended December 31, 2012, 2013 and 2014, respectively.